Allmerica FINANCIAL SERVICES

.. Group Vari-Exceptional Life Plus

Semi-Annual Report
JUNE 30, 2002

                              GENERAL INFORMATION


OFFICERS OF ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY (AFLIAC) AND FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY (FAFLIC)

John F. O'Brien, Chairman of the Board (AFLIAC) and President, CEO (FAFLIC) Mark A. Hug, President, CEO (AFLIAC) and Vice President (FAFLIC)
Richard M. Reilly, Senior Vice President
Edward J. Parry III, Vice President and CFO
John P. Kavanaugh, Vice President and Chief Investment Officer
Mark C. McGivney, Vice President and Treasurer
Charles F. Cronin, Secretary and Counsel

INVESTMENT ADVISERS
Alliance Capital Management, L.P.
1345 Avenue of the Americas, New York, NY 10105
  Alliance Growth and Income Portfolio

Allmerica Financial Investment Management Services, Inc.
440 Lincoln Street, Worcester, MA 01653

   INVESTMENT SUB-ADVISERS
   Allmerica Asset Management, Inc.
   440 Lincoln Street, Worcester, MA 01653
     Equity Index Fund
     Government Bond Fund
     Money Market Fund
     Select Investment Grade Income Fund

   Bank of Ireland Asset Management (U.S.) Ltd.
   26 Fitzwilliam Place, Dublin 2, Ireland
   75 Holly Hill Lane, Greenwich, CT 06830
     Select International Equity Fund

   Cramer Rosenthal McGlynn, LLC
   520 Madison Avenue, New York, NY 10022
     Select Value Opportunity Fund

   Goldman Sachs Asset Management
   32 Old Slip, New York, NY 10005
     Core Equity Fund (Co-Sub-Adviser)

   J.P. Morgan Investment Management Inc.
   522 Fifth Avenue, New York, NY 10036
     Select Growth and Income Fund

   Jennison Associates LLC
   466 Lexington Avenue, New York, NY 10017
     Select Aggressive Growth Fund (Co-Sub-Adviser)

   Massachusetts Financial Services Company
   500 Boylston Street, Boston, MA 02116
     Select Aggressive Growth Fund (Co-Sub-Adviser)

   Putnam Investment Management, LLC
   One Post Office Square, Boston, MA 02109
     Select Growth Fund

   Schroder Investment Management North America Inc.
   875 Third Avenue, New York, NY 10022
     Select Emerging Markets Fund

   T. Rowe Price Associates, Inc.
   100 East Pratt Street, Baltimore, MD 21202
     Select Capital Appreciation Fund

   TCW Investment Management Company
   865 South Figueroa Street, Los Angeles, CA 90017
     Select Strategic Growth Fund

   UBS Global Asset Management (Americas) Inc.
   209 South LaSalle Street, Chicago, IL 60604
     Core Equity Fund (Co-Sub-Adviser)

   Western Asset Management Company
   117 E. Colorado Blvd., Pasadena, CA 91105
   Western Asset Management Company Limited
   55 Bishopgate, London, UK EC2M3TY
     Select Strategic Income Fund

INVESTMENT ADVISERS (CONTINUED)
Delaware International Advisers Ltd.
80 Cheapside, London, England EC2V6EE
  Delaware VIP International Value Equity Series

Fidelity Management & Research Company
82 Devonshire Street, Boston, MA 02108
  Fidelity VIP Equity-Income Portfolio
  Fidelity VIP Growth Portfolio
  Fidelity VIP High Income Portfolio
  Fidelity VIP Overseas Portfolio
  Fidelity VIP II Asset Manager Portfolio
  Fidelity VIP II Contrafund Portfolio
  Fidelity VIP II Index 500 Portfolio

Janus Capital
100 Fillmore Street, Denver, CO 80206
  Janus Aspen Aggressive Growth Portfolio
  Janus Aspen Worldwide Growth Portfolio

Morgan Stanley Investment Management, Inc.
1221 Avenue of the Americas, New York, NY 10020
  UIF Technology Portfolio

Pacific Investment Management Company
840 Newport Center Dr., Newport Beach, CA 92660
  PVIT Total Return Portfolio II

T. Rowe Price International, Inc.
100 East Pratt Street, Baltimore, MD 21202
  T. Rowe Price International Stock Portfolio

                          PRODUCT PERFORMANCE SUMMARY

GROUP VARI-EXCEPTIONAL LIFE PLUS (AFLIAC)

Average Annual Total Returns as of 6/30/02

For easy reference, the total returns for the Group Vari-Exceptional Life Plus sub-accounts of AFLIAC are summarized below. Keep in mind that the returns under "Without Surrender and Monthly Policy Charges*" reflect the deduction of separate account and fund charges, while the returns under "With Surrender and Monthly Policy Charges**" reflect the deduction of all policy level charges (for a hypothetical policyowner) and all separate account and fund charges. For returns that do not reflect the deduction of product and separate account charges, please refer to the following individual Portfolio Reviews.

                                                                                               Without Surrender and
                                                                                             Monthly Policy Charges*
                                                                                                            10 Years
                                                                            Sub-                 10 Years or Life of
                                                                  Fund   Account                  or Life       Sub-
                                                             Inception Inception       1      5   of Fund    Account
Sub-Accounts                                                      Date      Date    Year  Years (if less)  (if less)
---------------------------------------------------------------------------------------------------------------------

Allmerica Investment Trust
AIT Core Equity Fund                                          4/29/85    5/1/95  -22.87%  0.08%    7.84%     7.32%
AIT Equity Index Fund                                         9/28/90    5/1/95  -19.06%  2.47%    9.96%     9.92%
AIT Government Bond Fund                                      8/26/91    5/1/95    7.44%  5.74%    5.29%     5.68%
AIT Money Market Fund                                         4/29/85    5/1/95    1.64%  4.07%    3.75%     4.13%
AIT Select Aggressive Growth Fund                             8/21/92    5/1/95  -26.39% -4.43%    6.07%     2.96%
AIT Select Capital Appreciation Fund                          4/28/95    5/3/95  -12.02%  7.17%   11.51%    11.50%
AIT Select Emerging Markets Fund                              2/20/98   11/9/98   -8.35%    N/A   -7.94%    -2.59%
AIT Select Growth Fund                                        8/21/92    5/1/95  -27.66% -0.67%    6.40%     6.95%
AIT Select Growth and Income Fund                             8/21/92    5/1/95  -21.92% -1.18%    6.16%     6.21%
AIT Select International Equity Fund                           5/2/94    5/1/95  -11.99% -0.47%    4.65%     5.14%
AIT Select Investment Grade Income Fund                       4/29/85    5/1/95    6.51%  5.79%    6.04%     6.21%
AIT Select Strategic Growth Fund                              2/20/98    3/5/99  -47.32%    N/A  -22.95%   -27.93%
AIT Select Strategic Income Fund                               7/3/00       N/A    5.97%    N/A    7.00%       N/A
AIT Select Value Opportunity Fund                             4/30/93    5/1/95   -3.70%  7.85%   11.18%    12.31%

Alliance Variable Products Series Funds, Inc. (Class B)
Alliance Growth and Income Portfolio                          1/14/91   10/2/00  -18.50%  7.44%   12.32%    -7.96%

Delaware VIP Trust
Delaware VIP International Value Equity Series               10/29/92    7/2/96   -1.77%  1.00%    6.90%     4.46%

                                                                                With Surrender and
                                                                          Monthly Policy Charges**
                                                                                          10 Years
                                                                               10 Years or Life of
                                                                                or Life       Sub-
                                                                    1       5   of Fund    Account
Sub-Accounts                                                     Year   Years (if less)  (if less)
--------------------------------------------------------------------------------------------------

Allmerica Investment Trust
AIT Core Equity Fund                                         -100.00%  -7.17%    3.79%     1.90%
AIT Equity Index Fund                                        -100.00%  -4.77%    5.99%     4.57%
AIT Government Bond Fund                                     -100.00%  -1.50%    1.13%     0.23%
AIT Money Market Fund                                        -100.00%  -3.16%   -0.49%    -1.36%
AIT Select Aggressive Growth Fund                            -100.00% -11.70%    1.89%    -2.56%
AIT Select Capital Appreciation Fund                         -100.00%  -0.07%    6.19%     6.17%
AIT Select Emerging Markets Fund                             -100.00%     N/A  -18.70%   -18.74%
AIT Select Growth Fund                                       -100.00%  -7.93%    2.24%     1.53%
AIT Select Growth and Income Fund                            -100.00%  -8.43%    1.98%     0.77%
AIT Select International Equity Fund                         -100.00%  -7.73%   -0.29%    -0.33%
AIT Select Investment Grade Income Fund                      -100.00%  -1.45%    1.91%     0.77%
AIT Select Strategic Growth Fund                             -100.00%     N/A  -34.85%   -52.78%
AIT Select Strategic Income Fund                             -100.00%     N/A  -53.08%       N/A
AIT Select Value Opportunity Fund                            -100.00%   0.62%    6.92%     7.00%

Alliance Variable Products Series Funds, Inc. (Class B)
Alliance Growth and Income Portfolio                         -100.00%   0.21%    8.43%   -81.09%

Delaware VIP Trust
Delaware VIP International Value Equity Series               -100.00%  -6.24%    2.68%    -1.84%


Performance returns given above are for the Group Vari-Exceptional Life Plus sub-accounts of AFLIAC. The returns, except in the columns designated as "Life of Sub-Account", assume an investment in the underlying funds listed above on the date of inception of each Fund. Performance returns designated as "Life of Sub-Account" assume an investment in the underlying funds listed above on the date of inception of each Sub-Account. Please refer to the product prospectus for the assumptions used to calculate performance. All full surrenders, or withdrawals in excess of the free amount, may be subject to a surrender charge.

Performance returns in this report are historical and are not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

*Returns are net of the maximum mortality and expense risk charge that can be assessed under the policy. Performance numbers do not reflect surrender charges or other monthly charges under the Certificate.

**Returns are net of all product charges (including surrender charges) for a representative policy. Please refer to the prospectus for hypothetical illustrations which show the effect that all applicable fees and charges have on performance.

                          PRODUCT PERFORMANCE SUMMARY

GROUP VARI-EXCEPTIONAL LIFE PLUS (AFLIAC) CONTINUED

Average Annual Total Returns as of 6/30/02

For easy reference, the total returns for the Group Vari-Exceptional Life Plus sub-accounts of AFLIAC are summarized below. Keep in mind that the returns under "Without Surrender and Monthly Policy Charges*" reflect the deduction of separate account and fund charges, while the returns under "With Surrender and Monthly Policy Charges**" reflect the deduction of all policy level charges (for a hypothetical policyowner) and all separate account and fund charges. For returns that do not reflect the deduction of product and separate account charges, please refer to the following individual Portfolio Reviews.

                                                                                               Without Surrender and
                                                                                             Monthly Policy Charges*
                                                                                                            10 Years
                                                                            Sub-                 10 Years or Life of
                                                                  Fund   Account                  or Life       Sub-
                                                             Inception Inception       1      5   of Fund    Account
Sub-Accounts                                                      Date      Date    Year  Years (if less)  (if less)
---------------------------------------------------------------------------------------------------------------------

Fidelity Variable Insurance Products Fund (VIP and VIP II)
Fidelity VIP Equity-Income Portfolio                          10/9/86    5/1/95  -10.80%  3.85%   11.15%     9.29%
Fidelity VIP Growth Portfolio                                 10/9/86    5/1/95  -27.07%  3.31%   10.77%     9.18%
Fidelity VIP High Income Portfolio                            9/19/85    5/1/95   -9.91% -6.71%    2.32%    -0.84%
Fidelity VIP Overseas Portfolio                               1/28/87    5/1/95  -13.97% -1.74%    4.10%     3.42%
Fidelity VIP II Asset Manager Portfolio                        9/6/89    5/1/95   -9.69%  2.27%    6.74%     6.51%
Fidelity VIP II Contrafund Portfolio                           1/3/95   11/2/00   -4.47%  6.78%   13.42%   -12.07%
Fidelity VIP II Index 500 Portfolio                           8/27/92   5/25/99  -19.12%  2.44%   10.10%    -7.96%

Janus Aspen Series (Service Shares)
Janus Aspen Aggressive Growth Portfolio                       9/13/93       N/A  -34.22%  0.86%    7.82%       N/A
Janus Aspen Worldwide Growth Portfolio                        9/13/93       N/A  -22.91%  3.09%   11.67%       N/A

PIMCO Variable Insurance Trust
PVIT Total Return Portfolio II                                5/28/99   2/19/02    7.85%    N/A    6.99%    -0.46%

T. Rowe Price International Series, Inc.
T. Rowe Price International Stock Portfolio                   3/31/94   2/12/96  -11.85% -3.51%    1.99%     0.44%

The Universal Institutional Funds, Inc.
UIF Technology Portfolio                                     11/30/99   5/31/00  -53.96%    N/A  -39.21%   -50.50%

                                                                                With Surrender and
                                                                          Monthly Policy Charges**
                                                                                          10 Years
                                                                               10 Years or Life of
                                                                                or Life       Sub-
                                                                    1       5   of Fund    Account
Sub-Accounts                                                     Year   Years (if less)  (if less)
--------------------------------------------------------------------------------------------------

Fidelity Variable Insurance Products Fund (VIP and VIP II)
Fidelity VIP Equity-Income Portfolio                         -100.00%  -3.39%    7.22%     3.92%
Fidelity VIP Growth Portfolio                                -100.00%  -3.93%    6.83%     3.81%
Fidelity VIP High Income Portfolio                           -100.00% -13.99%   -1.99%    -6.48%
Fidelity VIP Overseas Portfolio                              -100.00%  -9.00%   -0.11%    -2.09%
Fidelity VIP II Asset Manager Portfolio                      -100.00%  -4.97%    2.64%     1.08%
Fidelity VIP II Contrafund Portfolio                         -100.00%  -0.45%    8.33%   -87.66%
Fidelity VIP II Index 500 Portfolio                          -100.00%  -4.80%    6.07%   -30.81%

Janus Aspen Series (Service Shares)
Janus Aspen Aggressive Growth Portfolio                      -100.00%  -6.38%    3.29%       N/A
Janus Aspen Worldwide Growth Portfolio                       -100.00%  -4.15%    7.25%       N/A

PIMCO Variable Insurance Trust
PVIT Total Return Portfolio II                               -100.00%     N/A  -13.74%   -41.34%

T. Rowe Price International Series, Inc.
T. Rowe Price International Stock Portfolio                  -100.00% -10.77%   -3.00%    -5.66%

The Universal Institutional Funds, Inc.
UIF Technology Portfolio                                     -100.00%     N/A  -84.83%   -99.49%


Performance returns given above are for the Group Vari-Exceptional Life Plus sub-accounts of AFLIAC. The returns, except in the columns designated as "Life of Sub-Account", assume an investment in the underlying funds listed above on the date of inception of each Fund. Performance returns designated as "Life of Sub-Account" assume an investment in the underlying funds listed above on the date of inception of each Sub-Account. Please refer to the product prospectus for the assumptions used to calculate performance. All full surrenders, or withdrawals in excess of the free amount, may be subject to a surrender charge.

Performance returns in this report are historical and are not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

*Returns are net of the maximum mortality and expense risk charge that can be assessed under the policy. Performance numbers do not reflect surrender charges or other monthly charges under the Certificate.

**Returns are net of all product charges (including surrender charges) for a representative policy. Please refer to the prospectus for hypothetical illustrations which show the effect that all applicable fees and charges have on performance.

                          PRODUCT PERFORMANCE SUMMARY

GROUP VARI-EXCEPTIONAL LIFE PLUS (FAFLIC)

Average Annual Total Returns as of 6/30/02

For easy reference, the total returns for the Group Vari-Exceptional Life Plus sub-accounts of FAFLIC are summarized below. Keep in mind that the returns under "Without Surrender and Monthly Policy Charges*" reflect the deduction of separate account and fund charges, while the returns under "With Surrender and Monthly Policy Charges**" reflect the deduction of all policy level charges (for a hypothetical policyowner) and all separate account and fund charges. For returns that do not reflect the deduction of product and separate account charges, please refer to the following individual Portfolio Reviews.

                                                                                               Without Surrender and
                                                                                             Monthly Policy Charges*
                                                                                                            10 Years
                                                                            Sub-                 10 Years or Life of
                                                                  Fund   Account                  or Life       Sub-
                                                             Inception Inception       1      5   of Fund    Account
Sub-Accounts                                                      Date      Date    Year  Years (if less)  (if less)
---------------------------------------------------------------------------------------------------------------------

Allmerica Investment Trust
AIT Core Equity Fund                                          4/29/85  11/13/96  -22.87%  0.08%    7.84%     3.09%
AIT Equity Index Fund                                         9/28/90  11/13/96  -19.06%  2.47%    9.96%     5.72%
AIT Government Bond Fund                                      8/26/91  11/13/96    7.44%  5.74%    5.29%     5.49%
AIT Money Market Fund                                         4/29/85  11/13/96    1.64%  4.07%    3.75%     4.03%
AIT Select Aggressive Growth Fund                             8/21/92  11/13/96  -26.39% -4.43%    6.07%    -3.03%
AIT Select Capital Appreciation Fund                          4/28/95  11/13/96  -12.02%  7.17%   11.51%     6.50%
AIT Select Emerging Markets Fund                              2/20/98   3/10/00   -8.35%    N/A   -7.94%   -24.92%
AIT Select Growth Fund                                        8/21/92  11/13/96  -27.66% -0.67%    6.40%     2.25%
AIT Select Growth and Income Fund                             8/21/92  11/13/96  -21.92% -1.18%    6.16%     1.67%
AIT Select International Equity Fund                           5/2/94  11/13/96  -11.99% -0.47%    4.65%     1.99%
AIT Select Investment Grade Income Fund                       4/29/85  11/13/96    6.51%  5.79%    6.04%     5.63%
AIT Select Strategic Growth Fund                              2/20/98   3/10/00  -47.32%    N/A  -22.95%   -40.67%
AIT Select Strategic Income Fund                               7/3/00       N/A    5.97%    N/A    7.00%       N/A
AIT Select Value Opportunity Fund                             4/30/93  11/13/96   -3.70%  7.85%   11.18%    10.42%

Delaware VIP Trust
Delaware VIP International Value Equity Series               10/29/92  11/13/96   -1.77%  1.00%    6.90%     3.83%

                                                                                With Surrender and
                                                                          Monthly Policy Charges**
                                                                                          10 Years
                                                                               10 Years or Life of
                                                                                or Life       Sub-
                                                                    1       5   of Fund    Account
Sub-Accounts                                                     Year   Years (if less)  (if less)
--------------------------------------------------------------------------------------------------

Allmerica Investment Trust
AIT Core Equity Fund                                         -100.00%  -7.17%    3.79%    -3.56%
AIT Equity Index Fund                                        -100.00%  -4.77%    5.99%    -0.91%
AIT Government Bond Fund                                     -100.00%  -1.50%    1.13%    -1.14%
AIT Money Market Fund                                        -100.00%  -3.16%   -0.49%    -2.62%
AIT Select Aggressive Growth Fund                            -100.00% -11.70%    1.89%    -9.77%
AIT Select Capital Appreciation Fund                         -100.00%  -0.07%    6.19%    -0.12%
AIT Select Emerging Markets Fund                             -100.00%     N/A  -18.70%   -85.68%
AIT Select Growth Fund                                       -100.00%  -7.93%    2.24%    -4.42%
AIT Select Growth and Income Fund                            -100.00%  -8.43%    1.98%    -5.01%
AIT Select International Equity Fund                         -100.00%  -7.73%   -0.29%    -4.68%
AIT Select Investment Grade Income Fund                      -100.00%  -1.45%    1.91%    -1.00%
AIT Select Strategic Growth Fund                             -100.00%     N/A  -34.85%   -92.74%
AIT Select Strategic Income Fund                             -100.00%     N/A  -53.08%       N/A
AIT Select Value Opportunity Fund                            -100.00%   0.62%    6.92%     3.82%

Delaware VIP Trust
Delaware VIP International Value Equity Series               -100.00%  -6.24%    2.68%    -2.82%

Performance returns given above are for the Group Vari-Exceptional Life Plus sub-accounts of FAFLIC. The returns, except in the columns designated as "Life of Sub-Account", assume an investment in the underlying funds listed above on the date of inception of each Fund. Performance returns designated as "Life of Sub-Account" assume an investment in the underlying funds listed above on the date of inception of each Sub-Account. Please refer to the product prospectus for the assumptions used to calculate performance. All full surrenders, or withdrawals in excess of the free amount, may be subject to a surrender charge.

Performance returns in this report are historical and are not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

*Returns are net of the maximum mortality and expense risk charge that can be assessed under the policy. Performance numbers do not reflect surrender charges or other monthly charges under the Certificate.

**Returns are net of all product charges (including surrender charges) for a representative policy. Please refer to the prospectus for hypothetical illustrations which show the effect that all applicable fees and charges have on performance.

                          PRODUCT PERFORMANCE SUMMARY

GROUP VARI-EXCEPTIONAL LIFE PLUS (FAFLIC) CONTINUED

Average Annual Total Returns as of 6/30/02

For easy reference, the total returns for the Group Vari-Exceptional Life Plus sub-accounts of FAFLIC are summarized below. Keep in mind that the returns under "Without Surrender and Monthly Policy Charges*" reflect the deduction of separate account and fund charges, while the returns under "With Surrender and Monthly Policy Charges**" reflect the deduction of all policy level charges (for a hypothetical policyowner) and all separate account and fund charges. For returns that do not reflect the deduction of product and separate account charges, please refer to the following individual Portfolio Reviews.

                                                                                               Without Surrender and
                                                                                             Monthly Policy Charges*
                                                                                                            10 Years
                                                                            Sub-                 10 Years or Life of
                                                                  Fund   Account                  or Life       Sub-
                                                             Inception Inception       1      5   of Fund    Account
Sub-Accounts                                                      Date      Date    Year  Years (if less)  (if less)
---------------------------------------------------------------------------------------------------------------------

Fidelity Variable Insurance Products Fund (VIP and VIP II)
Fidelity VIP Equity-Income Portfolio                          10/9/86  11/13/96  -10.80%  3.85%  11.15%      6.40%
Fidelity VIP Growth Portfolio                                 10/9/86  11/13/96  -27.07%  3.31%  10.77%      5.08%
Fidelity VIP High Income Portfolio                            9/19/85  11/13/96   -9.91% -6.71%   2.32%     -4.52%
Fidelity VIP Overseas Portfolio                               1/28/87  11/13/96  -13.97% -1.74%   4.10%      1.51%
Fidelity VIP II Asset Manager Portfolio                        9/6/89  11/13/96   -9.69%  2.27%   6.74%      4.08%
Fidelity VIP II Index 500 Portfolio                           8/27/92       N/A  -19.12%  2.44%  10.10%        N/A

Janus Aspen Series (Service Shares)
Janus Aspen Aggressive Growth Portfolio                       9/13/93       N/A  -34.22%  0.86%   7.82%        N/A

PIMCO Variable Insurance Trust
PVIT Total Return Portfolio II                                5/28/99       N/A    7.85%    N/A   6.99%        N/A

T. Rowe Price International Series, Inc.
T. Rowe Price International Stock Portfolio                   3/31/94   3/10/00  -11.85% -3.51%   1.99%    -20.59%

                                                                                With Surrender and
                                                                          Monthly Policy Charges**
                                                                                          10 Years
                                                                               10 Years or Life of
                                                                                or Life       Sub-
                                                                    1       5   of Fund    Account
Sub-Accounts                                                     Year   Years (if less)  (if less)
--------------------------------------------------------------------------------------------------

Fidelity Variable Insurance Products Fund (VIP and VIP II)
Fidelity VIP Equity-Income Portfolio                         -100.00%  -3.39%    7.22%    -0.22%
Fidelity VIP Growth Portfolio                                -100.00%  -3.93%    6.83%    -1.56%
Fidelity VIP High Income Portfolio                           -100.00% -13.99%   -1.99%   -11.27%
Fidelity VIP Overseas Portfolio                              -100.00%  -9.00%   -0.11%    -5.17%
Fidelity VIP II Asset Manager Portfolio                      -100.00%  -4.97%    2.64%    -2.56%
Fidelity VIP II Index 500 Portfolio                          -100.00%  -4.80%    6.07%       N/A

Janus Aspen Series (Service Shares)
Janus Aspen Aggressive Growth Portfolio                      -100.00%  -6.38%    3.29%       N/A

PIMCO Variable Insurance Trust
PVIT Total Return Portfolio II                               -100.00%     N/A  -13.74%       N/A

T. Rowe Price International Series, Inc.
T. Rowe Price International Stock Portfolio                  -100.00% -10.77%   -3.00%   -81.81%

Performance returns given above are for the Group Vari-Exceptional Life Plus sub-accounts of FAFLIC. The returns, except in the columns designated as "Life of Sub-Account", assume an investment in the underlying funds listed above on the date of inception of each Fund. Performance returns designated as "Life of Sub-Account" assume an investment in the underlying funds listed above on the date of inception of each Sub-Account. Please refer to the product prospectus for the assumptions used to calculate performance. All full surrenders, or withdrawals in excess of the free amount, may be subject to a surrender charge.

Performance returns in this report are historical and are not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

*Returns are net of the maximum mortality and expense risk charge that can be assessed under the policy. Performance numbers do not reflect surrender charges or other monthly charges under the Certificate.

**Returns are net of all product charges (including surrender charges) for a representative policy. Please refer to the prospectus for hypothetical illustrations which show the effect that all applicable fees and charges have on performance.

                  VARIABLE LIFE INSURANCE PRODUCT INFORMATION


Group Vari-Exceptional Life Plus

PRODUCT DESCRIPTION
--------------------------------------------------------------------------------
These policies are individual flexible premium variable life insurance policies offered to eligible applicants who are members of a non-qualified benefit plan having a minimum of five or more members, depending on the group, and are age
80 years old or under. The Certificate is variable because the Certificate
Value will increase or decrease depending on the investment experience of the Sub-Accounts of the Separate Account. Under some circumstances, the Death Benefit may vary with the investment experience of the Sub-Accounts.

PAYMENT SCHEDULE
--------------------------------------------------------------------------------
The Policies are flexible premium because, unlike traditional insurance policies, there is no fixed schedule for premium payments. The Certificate
Owner may vary the frequency and amount of future premium payments, subject to certain limits, restrictions and conditions set by Company standards and federal tax laws.

CASH VALUE ACCESS
--------------------------------------------------------------------------------
Certificate Owners may access certificate cash values through loans or withdrawals. Loans and withdrawals will reduce the Certificate Value and Death Benefit.

GENERAL ACCOUNT INFORMATION
--------------------------------------------------------------------------------
The Company bears full investment risk for amounts allocated to the General Account and guarantees that interest credited will not be less than an annual rate of 4.0%. The Company, at its sole discretion, may credit a higher rate of interest although it is not obligated to credit interest in excess of the guaranteed minimum rate. The excess rate, if any, in effect on the date a premium is received is guaranteed on that premium for one year unless the Certificate Value associated with the premium becomes security for a Certificate Loan. General Account guarantees are based on the claims-paying ability of the issuer.

DEATH BENEFIT
--------------------------------------------------------------------------------
The Company will pay a Death Benefit to the Beneficiary when the Insured dies while the certificate is in effect. The Death Benefit is at least the Surrender Value of the Certificate after the final premium payment date.

CHARGES AND FEES
--------------------------------------------------------------------------------
The following is a brief description of the Charges and Fees associated with the policies. These charges vary by product version but will not exceed maximums listed below. Please see the prospectus for a detailed description of the specific charges that apply to your policy.

Surrender Charges: The certificate provides for a contingent deferred sales and administrative charge varying by product version which will be deducted upon full surrender of the certificate or a decrease in the face amount. The maximum surrender charge remains level for 24 months, reduces uniformly each month for the balance of the surrender charge period and is 0 thereafter. A separate surrender charge may be calculated for each face amount increase.

Partial Withdrawal Charge: In addition to Surrender Charges, if applicable, an additional processing charge, which is the smaller of 2.0% of the withdrawal amount or $25, will be assessed on each partial withdrawal.

Transfer Charge: The Company does not restrict the number of transfers among the sub-accounts. The first 12 transfers may be made free of charge; subsequent transfers may be charged up to a $25 fee per transfer.

Face Amount Increase Charge: For each increase in face amount, a transaction charge equal to the greater of $2.50 per $1,000 of the increase or decrease to a maximum of $40 will be assessed.

Premium Expense Charge: Current charges vary by product version, guaranteed not to exceed 10%.

Monthly Administration Charge: A monthly charge is assessed against the certificate to cover administration. The current charge varies by product version, guaranteed not to exceed $10.

Monthly Mortality and Expense Risk Charge: Current charges vary by product version up to a guaranteed effective annual rate of 0.90%.

Allocation Change Charge: A charge may be assessed, not to exceed $25, for changing net premium allocation instructions.

Monthly Cost of Insurance: Current charges vary by month depending on age, face amount and other certificate variables.

Underlying Fund Expenses: The funds incur investment advisory fees and other expenses which are reflected in the variable account. The levels of fees and expenses vary among the funds.

Group Vari-Exceptional Life Plus

Allmerica Financial is a diversified group of insurance and financial services companies.

Allmerica Financial Life Insurance and Annuity Company is a leading provider of insurance and annuity products which was founded in 1967, and is a wholly owned subsidiary of First Allmerica Financial Life Insurance Company. Established in 1844, First Allmerica Financial is the fifth oldest, and one of the most respected, life insurance companies in the nation. Our financial expertise, com-bined with a range of insurance and investment products, allows us to help you create sound financial solutions to meet your individual needs.

To be preceded or accompanied by the current prospectus. Read it carefully before investing.

If you would like to request additional copies of this report, please contact either your Allmerica

Financial representative or call 1-800-533-7881.

Group Vari-Exceptional Life Plus is issued by Allmerica Financial Life Insurance and Annuity Company (First Allmerica Financial Life Insurance Company in NY) and offered by Allmerica Investments, Inc., member NASD/SIPC.


THE ALLMERICA FINANCIAL COMPANIES

First Allmerica Financial Life Insurance Company . Allmerica Financial Life Insurance and Annuity Company (all states except NY) Allmerica Trust Company, N.A. . Allmerica Investments, Inc. . Allmerica Investment Management Company, Inc. . Financial Profiles, Inc. The Hanover Insurance Company . AMGRO, Inc. . Allmerica Financial Alliance Insurance Company . Allmerica Asset Management, Inc. Allmerica Financial Benefit Insurance Company . Citizens Insurance Company of America . Citizens Management Inc.

440 Lincoln Street, Worcester, Massachusetts 01653

AFSGRVELSEM (6/02)

Annual Reports dated June 30, 2002, of certain underlying funds are incorporated herein by reference as the reports sent to contract owners of the Allmerica
Life Insurance and Annuity Company, Group VEL Account (File No. 811-8704) and First Allmerica Financial Life Insurance and Annuity Company, Group VEL Account (File No. 811-7663), under Section 30b-2 of the Investment Company Act of 1940.

Incorporated by reference herein are certain series of Allmerica Investment Trust filed on Form N-30D on August 21, 2002. Accession number
0000927016-02-004243.